PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Security deposit	$ 55,156	$ 54,830
Prepaid expenses and advances	65,769	32,471
Others	6,955	7,138
Total	$ 127,880	$ 94,439